Acquisitions and disposals (Details) - ARS ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019
Fair value of identifiable assets and liabilities incurred
Investment properties	$ 155,602		$ (9,743)
Property, plant and equipment	5,047		64,039
Investments in associates and joint ventures	2,517		(812)
Restricted assets	214		(203)
Inventories	2,503		13,110
Trade and other payables	(2,313)		(50,992)
Provisions	57		960
Employee benefits	107		2,788
Cash and cash equivalents	6,003		12,350
Non-controlling interest	$ (50,745)		$ (16,296)
PBC Distributed [Member]
Fair value of identifiable assets and liabilities incurred
Investment properties		$ 244
Property, plant and equipment		6,108
Intangible assets		57
Investments in associates and joint ventures		1,879
Restricted assets		164
Income tax receivables		146
Trade and other receivables		10,211
Rights of use		4,019
Derivative financial instruments		37
Inventories		2,503
Borrowings		(7,363)
Deferred income tax liabilities		(945)
Trade and other payables		(4,711)
Lease liabilities		(2,119)
Provisions		(56)
Employee benefits		(128)
Salaries and social security liabilities		(201)
Income Tax		(18)
Cash and cash equivalents		2,612
TOTAL IDENTIFIABLE NET ASSETS		12,439
Non-controlling interest		(7,443)
Negative goodwill		(376)
Write-off of Investments in associates		3,908
Cash and cash equivalents		712
TOTAL CONSIDERATION		$ 4,620